Staff costs - Remuneration payable to directors (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Staff costs
Directors' remuneration	$ 1,395,000	$ 1,856,000	$ 1,972,000
Highest paid Director's remuneration	$ 595,683	$ 789,002	$ 699,325